Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2001

Dear Shareholder:
From 1991 to the year 2000, the U.S. stock market experienced one of the longest-running expansions in its history. Then, with the peaking of the markets last year, a significant economic downturn commenced. This slowdown differs from others in that it has been led down by the manufacturing sector rather than by the consumer as in past cycles. Manufacturing, which includes technology, is now experiencing greater weakness than in the recession of 1990. Beginning in 2001, the service sector, which accounts for 80 percent of the economy, began to contract. Many economists consider the United States to be in the midst of a recession.

Thus far in 2001 the manufacturing sector is the one that has experienced the worst deterioration in earnings. Technology earnings have been hardest hit, and as these groups also had high valuations, the stocks in this sector have been among the market's worst performers. Meanwhile, basic commodity and old-economy, capital-goods stocks have outperformed the market averages. While the earnings of these companies have also declined, their stocks had languished for so many years that they had become quite undervalued. Outperformance by this sector at this stage of the economic cycle is unusual.

Consumer spending has held up much better than historically at this point in the economic cycle. While unemployment has gone up, it remains at historically low levels. The resiliency in these areas has been a strong positive factor for consumer cyclicals, financials and real estate stocks. Typically, these stocks perform poorly going into an economic downturn. The factors that will be critical in determining the timing of the economic recovery are trends in unemployment and the continued willingness of the consumer to spend.

Performance and Portfolio Strategy
For the 12-month period ended July 31, 2001, Morgan Stanley Aggressive Equity Fund's Class A, B, C and D shares produced total returns of -28.31 percent, -28.93 percent, -28.93 percent and -28.26 percent, respectively. During the same period, the Standard & Poor's 500 Stock Index (S&P 500) and the Nasdaq composite returned -14.32 percent and -46.19 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

Given our outlook for an economic slowdown, we positioned it away from economically sensitive groups that they believed would more likely experience a deceleration in earnings and toward industries with, in our opinion, more stable earnings growth potential. Historically, in the managers' experience, this has been the strategy that has worked at this stage of the economy. This time around, however, while our economic outlook was correct and economically sensitive groups did have the worst earnings growth, sector leadership

Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2001 CONTINUED

did not reflect this scenario. Instead, relative valuations played the more significant role. Because many cyclicals, including basic commodities, capital goods and consumer cyclicals, had underperformed for so long, their valuations became deeply undervalued and, we believe too compelling for investors to resist. These factors contributed to the Fund's underperformance relative to its benchmark index.

Another reason for the divergence in sector performance from the historical pattern is that the order of this economic cycle was reversed. Typically, it is the consumer who leads the economy down, pulling capital goods and basic materials down with it. This time, commodity industries peaked in 1998, two years ahead of the rest of the economy. Next, the prospects for capital goods companies, particularly technology firms, began to plummet in 2000. This in turn began to slow consumer spending late in 2000. Unusually, while consumer spending on big-ticket items has slowed, it has held together impressively. This is particularly true relative to past recessions. Behind this is the fact that corporations have been slower to lay off employees, given that demographics have limited the availability of labor. In our view, the key to whether consumer spending will finally break, and take real estate with it, will be the direction of unemployment. If unemployment soars, the last economic support will fall.

Looking Ahead
There is growing evidence that the U.S. economy is stabilizing and could begin to recover at the end of the year. Europe and the rest of the world are likely to follow suit, probably within two quarters. However, it appears that the recovery could be subpar, as consumer-spending growth has stayed above historic trendline levels, suggesting that this area, which accounts for two-thirds of the economy, will experience only an anemic recovery. The free fall in technology earnings should begin to abate as earnings comparisons become much more easily made in December and inventory levels more normalized by year-end. However, the technology sector, which accounted for one-third of the growth in the economy in the latter part of the 1990s, is also likely to stage a slow comeback, in our opinion, as excess capacity will prove overhang for at least another year. Nevertheless, consumer and technology stocks could rally in anticipation of a normal recovery in these two sectors.

Basic infrastructure, an area that has been underinvested in during the last 10 years, and all its suppliers, may emerge as one of the leading growth sectors as the economy bottoms. Capital spending in the United States has been dominated by technology over the last ten years. As a result, basic investments in energy exploration, utility production facilities and transportation structures have been neglected. Additionally, commodity companies around the world have shown much more financial and capital discipline this time around. Insufficient rain in many of the significant commodity and agriculture production areas of the

Morgan Stanley Aggressive Equity Fund
LETTER TO THE SHAREHOLDERS / / JULY 31, 2001 CONTINUED

world may also reduce the supply and availability of basic materials needed for the infrastructure build-out that has begun as well as global grain inventories. We anticipate that the Fund will increasingly be positioned toward this new area of anticipated growth potential for the economy.

We appreciate your continuing support of Morgan Stanley Aggressive Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Aggressive Equity Fund
FUND PERFORMANCE / / JULY 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                 CLASS A     CLASS B     CLASS C     CLASS D    S&P 500(4)
February, 1999      $9,475     $10,000     $10,000     $10,000     $10,000
April, 1999        $10,138     $10,680     $10,680     $10,700     $10,686
July, 1999         $10,299     $10,840     $10,840     $10,890     $10,669
October, 1999      $11,162     $11,720     $11,720     $11,800     $10,979
January, 2000      $14,137     $14,820     $14,820     $14,960     $11,265
April, 2000        $14,241     $14,900     $14,900     $15,080     $11,768
July, 2000         $14,440     $15,080     $15,080     $15,300     $11,626
October, 2000      $14,989     $15,620     $15,620     $15,880     $11,647
January, 2001      $13,160     $13,687     $13,687     $13,950     $11,164
April, 2001        $11,288     $11,719     $11,719     $11,963     $10,242
July, 2001      $10,352(3)  $10,435(3)  $10,718(3)  $10,976(3)      $9,961

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    Average Annual Total Returns
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Period Ended 7/31/01                             Period Ended 7/31/01
   -------------------------                        -------------------------
   1 Year                     (28.31)%(1) (32.08)%(2) 1 Year                   (28.93)%(1) (32.05)%(2)
   Since Inception (2/24/99)   3.71%(1)  1.43%(2)   Since Inception (2/24/99)  2.89%(1)    1.77%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   Period Ended 7/31/01                               Period Ended 7/31/01
   -------------------------                          -------------------------
   1 Year                     (28.93)%(1) (29.55)%(2) 1 Year                     (28.26)%(1)
   Since Inception (2/24/99)  2.89%(1)    2.89%(2)    Since Inception (2/24/99)  3.90%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2001.
(4) THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           Common Stocks (96.0%)
           ADVERTISING/MARKETING SERVICES (0.6%)
  93,600   Lamar Advertising Co.*..................  $    4,116,528
  41,300   TMP Worldwide, Inc.*....................       2,066,652
                                                     --------------
                                                          6,183,180
                                                     --------------
           AEROSPACE & DEFENSE (0.4%)
  46,400   General Dynamics Corp...................       3,753,296
                                                     --------------
           ALUMINUM (0.9%)
 233,600   Alcoa, Inc..............................       9,164,128
                                                     --------------
           APPAREL/FOOTWEAR (1.0%)
 179,200   Coach, Inc.*............................       6,768,384
  65,900   Nike, Inc. (Class B)....................       3,133,545
                                                     --------------
                                                          9,901,929
                                                     --------------
           APPAREL/FOOTWEAR RETAIL (1.0%)
 128,600   Abercrombie & Fitch Co. (Class A)*......       4,992,252
  93,500   AnnTaylor Stores Corp.*.................       3,001,350
  71,500   Children's Place Retail Stores, Inc.
            (The)*.................................       1,791,075
  40,100   Industria de Diseno Textil, S.A.
            (Spain)................................         645,277
                                                     --------------
                                                         10,429,954
                                                     --------------
           AUTO PARTS: O.E.M. (0.9%)
  52,800   American Axle & Manufacturing Holdings,
            Inc.*..................................       1,109,856
  40,100   BorgWarner, Inc.........................       2,124,899
 125,600   Delphi Automotive Systems Corp..........       2,054,816
  95,700   Lear Corp.*.............................       3,789,720
                                                     --------------
                                                          9,079,291
                                                     --------------
           AUTOMOTIVE AFTERMARKET (0.2%)
  73,900   Goodyear Tire & Rubber Co. (The)........       2,112,062
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           BEVERAGES: ALCOHOLIC (1.1%)
 172,800   Anheuser-Busch Companies, Inc...........  $    7,483,968
  76,700   Constellation Brands Inc. (Class A)*....       3,230,604
                                                     --------------
                                                         10,714,572
                                                     --------------
           BEVERAGES: NON-ALCOHOLIC (0.3%)
  65,900   PepsiCo, Inc............................       3,072,917
                                                     --------------
           BIOTECHNOLOGY (4.5%)
  59,200   Abgenix, Inc.*..........................       1,721,536
  88,100   Amgen Inc.*.............................       5,524,751
  50,000   Cephalon, Inc.*.........................       3,195,000
  32,800   CV Therapeutics, Inc.*..................       1,473,048
  46,400   Enzon, Inc.*............................       2,981,200
 122,600   Genzyme Corp. (General Division)*.......       6,865,600
 204,900   Gilead Sciences, Inc.*..................      10,509,321
  35,300   ICOS Corp.*.............................       2,165,655
 192,400   IDEC Pharmaceuticals Corp.*.............      10,385,752
   4,100   Invitrogen Corp.*.......................         262,523
                                                     --------------
                                                         45,084,386
                                                     --------------
           BROADCASTING (1.2%)
 118,700   Clear Channel Communications, Inc.*.....       6,955,820
  53,900   Univision Communications, Inc. (Class
            A)*....................................       2,057,902
 129,400   USA Networks, Inc.*.....................       3,624,494
                                                     --------------
                                                         12,638,216
                                                     --------------
           BUILDING PRODUCTS (0.2%)
 113,000   Dal-Tile International Inc.*............       2,186,550
                                                     --------------
           CABLE/SATELLITE TV (1.3%)
 183,600   Charter Communications, Inc. (Class
            A)*....................................       3,954,744
 138,300   Comcast Corp. (Class A Special)*........       5,259,549

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 101,600   Cox Communications, Inc. (Class A)*.....  $    4,158,488
                                                     --------------
                                                         13,372,781
                                                     --------------
           CHEMICALS: SPECIALTY (0.2%)
  59,000   Sigma-Aldrich Corp......................       2,554,110
                                                     --------------
           COMPUTER COMMUNICATIONS (1.2%)
  46,900   Brocade Communications Systems, Inc.*...       1,543,479
 437,500   Cisco Systems, Inc.*....................       8,408,750
  71,600   Extreme Networks, Inc.*.................       2,006,948
                                                     --------------
                                                         11,959,177
                                                     --------------
           COMPUTER PERIPHERALS (0.1%)
  17,600   QLogic Corp.*...........................         676,016
                                                     --------------
           COMPUTER PROCESSING HARDWARE (2.3%)
 378,200   Dell Computer Corp.*....................      10,184,926
  75,100   International Business Machines Corp....       7,901,271
 326,900   Sun Microsystems, Inc.*.................       5,325,201
                                                     --------------
                                                         23,411,398
                                                     --------------
           CONTRACT DRILLING (0.7%)
 252,050   ENSCO International Inc.................       5,214,914
  92,000   Pride International, Inc.*..............       1,427,840
                                                     --------------
                                                          6,642,754
                                                     --------------
           DATA PROCESSING SERVICES (1.4%)
  89,000   Bisys Group, Inc. (The)*................       4,760,610
 131,800   First Data Corp.........................       9,136,376
                                                     --------------
                                                         13,896,986
                                                     --------------
           DEPARTMENT STORES (0.2%)
  46,400   Sears, Roebuck & Co.....................       2,179,872
                                                     --------------
           DISCOUNT STORES (2.8%)
 137,900   BJ's Wholesale Club, Inc.*..............       7,722,400

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  44,800   Target Corp.............................  $    1,733,760
 344,500   Wal-Mart Stores, Inc....................      19,257,550
                                                     --------------
                                                         28,713,710
                                                     --------------
           ELECTRIC UTILITIES (0.3%)
  46,500   Exelon Corp.............................       2,627,250
                                                     --------------
           ELECTRONIC COMPONENTS (0.3%)
  80,500   Flextronics International Ltd.
            (Singapore)*...........................       2,188,795
  35,700   Jabil Circuit, Inc.*....................       1,160,250
                                                     --------------
                                                          3,349,045
                                                     --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.9%)
 109,000   KLA-Tencor Corp.*.......................       5,928,510
  55,300   Novellus Systems, Inc.*.................       2,818,641
                                                     --------------
                                                          8,747,151
                                                     --------------
           ELECTRONICS/APPLIANCE STORES (0.5%)
  75,100   Best Buy Co., Inc.*.....................       5,028,696
                                                     --------------
           ENVIRONMENTAL SERVICES (1.3%)
 240,800   Allied Waste Industries, Inc.*..........       4,536,672
 294,300   Waste Management, Inc...................       9,123,300
                                                     --------------
                                                         13,659,972
                                                     --------------
           FINANCE/RENTAL/ LEASING (3.3%)
 154,200   Fannie Mae..............................      12,837,150
 206,300   Freddie Mac.............................      14,119,172
  22,800   Household International, Inc............       1,511,412
  57,200   USA Education Inc.......................       4,582,292
                                                     --------------
                                                         33,050,026
                                                     --------------
           FINANCIAL CONGLOMERATES (1.6%)
 313,766   Citigroup, Inc..........................      15,754,191
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           FINANCIAL PUBLISHING/ SERVICES (0.3%)
  94,900   Moody's Corp............................  $    3,156,374
                                                     --------------
           FOOD: MAJOR DIVERSIFIED (0.4%)
  62,000   Unilever NV (Netherlands)...............       3,693,822
                                                     --------------
           FOOD: SPECIALTY/ CANDY (0.2%)
  36,600   Hershey Foods Corp......................       2,209,176
                                                     --------------
           HOME IMPROVEMENT CHAINS (1.6%)
 131,200   Home Depot, Inc. (The)..................       6,608,544
 259,500   Lowe's Companies, Inc...................       9,907,710
                                                     --------------
                                                         16,516,254
                                                     --------------
           HOSPITAL/NURSING MANAGEMENT (4.7%)
 340,000   Beverly Enterprises, Inc.*..............       3,553,000
 294,900   HCA Inc.................................      13,550,655
 281,500   Health Management Associates, Inc.
            (Class A)*.............................       5,562,440
 121,700   Manor Care, Inc.*.......................       3,918,740
  52,500   Province Healthcare Co.*................       1,916,250
 292,500   Tenet Healthcare Corp.*.................      16,236,675
  74,000   Triad Hospitals, Inc.*..................       2,510,080
                                                     --------------
                                                         47,247,840
                                                     --------------
           HOUSEHOLD/PERSONAL CARE (0.4%)
 124,800   Dial Corp. (The)........................       2,023,008
  23,000   Procter & Gamble Co. (The)..............       1,633,460
                                                     --------------
                                                          3,656,468
                                                     --------------
           INDUSTRIAL CONGLOMERATES (0.2%)
  28,900   United Technologies Corp................       2,121,260
                                                     --------------

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           INFORMATION TECHNOLOGY SERVICES (1.4%)
  54,800   Electronic Data Systems Corp............  $    3,498,980
 244,500   PeopleSoft, Inc.*.......................      10,677,315
                                                     --------------
                                                         14,176,295
                                                     --------------
           INSURANCE BROKERS/ SERVICES (0.1%)
  58,400   Willis Group Holdings Ltd.*.............       1,007,400
                                                     --------------
           INTERNET RETAIL (0.0%)
  24,000   1-800-Flowers.com, Inc. (Class A)*......         288,000
                                                     --------------
           INTERNET SOFTWARE/ SERVICES (1.0%)
  51,100   Quest Software, Inc.*...................       1,434,377
  61,700   Siebel Systems, Inc.*...................       2,126,182
 129,600   VeriSign, Inc.*.........................       7,077,456
                                                     --------------
                                                         10,638,015
                                                     --------------
           INVESTMENT BANKS/ BROKERS (1.0%)
 143,500   Lehman Brothers Holdings, Inc...........      10,332,000
                                                     --------------
           INVESTMENT MANAGERS (0.4%)
 129,800   Federated Investors, Inc. (Class B).....       3,923,854
                                                     --------------
           LIFE/HEALTH INSURANCE (0.2%)
  85,000   AFLAC, Inc..............................       2,514,300
                                                     --------------
           MAJOR BANKS (1.0%)
 111,900   Bank of America Corp....................       7,119,078
  68,500   BB&T Corp...............................       2,528,335
                                                     --------------
                                                          9,647,413
                                                     --------------
           MAJOR TELECOMMUNICATIONS (1.7%)
 138,600   AT&T Corp...............................       2,801,106
 179,000   SBC Communications, Inc.................       8,060,370
 180,800   Sprint Corp. (FON Group)................       4,219,872

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  45,900   Verizon Communications Inc..............  $    2,485,485
                                                     --------------
                                                         17,566,833
                                                     --------------
           MEDIA CONGLOMERATES (0.6%)
 137,600   AOL Time Warner Inc.*...................       6,253,920
                                                     --------------
           MEDICAL DISTRIBUTORS (1.7%)
  97,200   AmeriSource Health Corp. (Class A)*.....       5,651,208
  97,500   Cardinal Health, Inc....................       7,178,925
 105,000   McKesson HBOC, Inc......................       4,352,250
                                                     --------------
                                                         17,182,383
                                                     --------------
           MEDICAL SPECIALTIES (3.3%)
 324,800   Baxter International, Inc...............      16,175,040
 185,000   Biomet, Inc.............................       8,981,750
  80,200   St. Jude Medical, Inc.*.................       5,614,000
  29,800   Varian Medical Systems, Inc.*...........       2,130,700
                                                     --------------
                                                         32,901,490
                                                     --------------
           MEDICAL/NURSING SERVICES (0.5%)
  71,500   Lincare Holdings, Inc.*.................       2,348,775
 101,800   Renal Care Group, Inc.*.................       3,003,100
                                                     --------------
                                                          5,351,875
                                                     --------------
           MOTOR VEHICLES (0.5%)
  97,000   Harley-Davidson, Inc....................       5,006,170
                                                     --------------
           MOVIES/ ENTERTAINMENT (0.5%)
 179,900   Fox Entertainment Group, Inc. (Class
            A)*....................................       4,902,275
                                                     --------------
           MULTI-LINE INSURANCE (0.7%)
  84,000   American International Group Inc........       6,993,000
                                                     --------------
           OILFIELD SERVICES/ EQUIPMENT (2.1%)
 275,000   BJ Services Co.*........................  $    6,935,500

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 131,300   Grant Prideco, Inc.*....................       1,781,741
  60,900   Hanover Compressor Co.*.................       2,038,323
  27,000   Smith International, Inc.*..............       1,468,800
 214,700   Weatherford International, Inc.*........       9,049,605
                                                     --------------
                                                         21,273,969
                                                     --------------
           OTHER CONSUMER SERVICES (2.1%)
 242,500   Cendant Corp.*..........................       4,934,875
 155,900   eBay, Inc.*.............................       9,754,663
 104,000   Expedia, Inc. (Class A)*................       5,003,440
  65,400   Travelocity.com Inc.*...................       1,507,470
                                                     --------------
                                                         21,200,448
                                                     --------------
           PACKAGED SOFTWARE (5.1%)
 510,600   Microsoft Corp.*........................      33,796,614
  68,400   NetIQ Corp.*............................       2,256,516
 503,900   Oracle Corp.*...........................       9,110,512
  42,500   SAP AG (Germany)........................       6,132,002
                                                     --------------
                                                         51,295,644
                                                     --------------
           PHARMACEUTICALS: GENERIC DRUGS (0.7%)
 115,500   IVAX Corp.*.............................       3,927,000
  47,000   Watson Pharmaceuticals, Inc.*...........       3,094,950
                                                     --------------
                                                          7,021,950
                                                     --------------
           PHARMACEUTICALS: MAJOR (4.8%)
 152,510   Abbott Laboratories.....................       8,173,011
 275,700   American Home Products Corp.............      16,627,467
  50,900   Bristol-Myers Squibb Co.................       3,010,226
 185,800   Johnson & Johnson.......................      10,051,780
 199,800   Pfizer, Inc.............................       8,235,756
  45,300   Pharmacia Corp..........................       2,021,286
                                                     --------------
                                                         48,119,526
                                                     --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

           PHARMACEUTICALS: OTHER (3.5%)
  41,600   Elan Corp. PLC (ADR) (Ireland)*.........  $    2,402,400
 142,440   Forest Laboratories, Inc.*..............      11,188,662
 245,000   King Pharmaceuticals, Inc.*.............      11,074,000
 143,600   Teva Pharmaceutical Industries Ltd.
            (ADR) (Israel).........................      10,332,020
                                                     --------------
                                                         34,997,082
                                                     --------------
           PROPERTY - CASUALTY INSURERS (3.6%)
  60,400   ACE, Ltd. (Bermuda).....................       2,108,564
 263,900   Allstate Corp. (The)....................       9,225,944
 123,200   Everest Re Group, Ltd. (Bermuda)........       8,636,320
 102,700   PartnerRe Ltd. (Bermuda)................       5,109,325
  56,000   Progressive Corp. (The).................       7,549,360
  78,500   St. Paul Companies, Inc.................       3,442,225
                                                     --------------
                                                         36,071,738
                                                     --------------
           PUBLISHING: NEWSPAPERS (0.6%)
  31,200   Gannett Co., Inc........................       2,091,336
  34,300   Knight-Ridder, Inc......................       2,112,537
  47,600   New York Times Co. (The) (Class A)......       2,203,880
                                                     --------------
                                                          6,407,753
                                                     --------------
           PULP & PAPER (0.6%)
 107,600   Georgia-Pacific Group...................       3,938,160
  55,300   International Paper Co..................       2,259,558
                                                     --------------
                                                          6,197,718
                                                     --------------
           RAILROADS (2.0%)
 263,300   CSX Corp................................      10,300,296
 469,200   Norfolk Southern Corp...................       9,440,304
                                                     --------------
                                                         19,740,600
                                                     --------------
           RECREATIONAL PRODUCTS (1.6%)
  64,400   Activision, Inc.*.......................       2,184,448

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

  90,100   Electronic Arts Inc.*...................  $    5,128,492
 127,100   Hasbro, Inc.............................       2,046,310
 275,900   Mattel, Inc.............................       4,938,610
  31,400   THQ, Inc.*..............................       1,559,010
                                                     --------------
                                                         15,856,870
                                                     --------------
           REGIONAL BANKS (1.5%)
 240,000   Fifth Third Bancorp.....................      15,124,800
                                                     --------------
           RESTAURANTS (1.1%)
 219,200   Darden Restaurants, Inc.................       6,554,080
 166,900   McDonald's Corp.........................       4,863,466
                                                     --------------
                                                         11,417,546
                                                     --------------
           SAVINGS BANKS (0.3%)
  42,600   Golden West Financial Corp..............       2,754,090
                                                     --------------
           SEMICONDUCTORS (3.1%)
 136,500   Cypress Semiconductor Corp.*............       3,723,720
 512,700   Intel Corp..............................      15,283,587
  17,600   Linear Technology Corp..................         767,008
 142,540   Micron Technology, Inc.*................       5,986,680
 163,200   Texas Instruments, Inc..................       5,630,400
                                                     --------------
                                                         31,391,395
                                                     --------------
           SERVICES TO THE HEALTH INDUSTRY (2.8%)
  77,100   AdvancePCS*.............................       4,787,910
  49,800   Express Scripts, Inc. (Class A)*........       2,905,830
 181,500   Healthsouth Corp.*......................       3,103,650
 146,000   Laboratory Corp. of America Holdings*...      13,134,160
 190,600   Omnicare, Inc...........................       4,816,462
                                                     --------------
                                                         28,748,012
                                                     --------------
           SPECIALTY INSURANCE (1.5%)
  29,900   MGIC Investment Corp....................       2,243,696
  55,700   PMI Group, Inc. (The)...................       3,843,300

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
PORTFOLIO OF INVESTMENTS / / JULY 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                  VALUE

-------------------------------------------------------------------

 116,900   XL Capital Ltd. (Class A) (Bermuda).....  $    8,972,075
                                                     --------------
                                                         15,059,071
                                                     --------------
           SPECIALTY STORES (2.1%)
 224,200   AutoZone, Inc.*.........................      10,611,386
 105,000   Barnes & Noble, Inc.*...................       4,116,000
  63,500   Bed Bath & Beyond Inc.*.................       2,046,605
 174,100   Toys 'R' Us, Inc.*......................       4,009,523
                                                     --------------
                                                         20,783,514
                                                     --------------
           STEEL (0.2%)
  39,800   Nucor Corp..............................       1,906,022
                                                     --------------
           TELECOMMUNICATION EQUIPMENT (0.9%)
 135,600   Motorola, Inc...........................       2,534,364
 236,300   RF Micro Devices, Inc.*.................       6,465,168
                                                     --------------
                                                          8,999,532
                                                     --------------
           TOBACCO (0.2%)
  45,300   Philip Morris Companies, Inc............       2,061,150
                                                     --------------
           TOOLS/HARDWARE (0.2%)
  53,100   Stanley Works (The).....................       2,314,629
                                                     --------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.8%)
  50,100   Caterpillar, Inc........................       2,760,510
 122,700   Deere & Co..............................       5,147,265
                                                     --------------
                                                          7,907,775
                                                     --------------
           WHOLESALE DISTRIBUTORS (0.2%)
  61,600   Genuine Parts Co........................       2,027,872
                                                     --------------
           WIRELESS COMMUNICATIONS (1.3%)
 113,500   AT&T Wireless Services Inc.*............       2,121,315
 413,500   Sprint Corp. (PCS Group)*...............      10,717,920
                                                     --------------
                                                         12,839,235
                                                     --------------
           Total Common Stocks
            (COST $948,796,610)....................     968,747,974
                                                     --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE

-------------------------------------------------------------------

           U.S. Government Obligations (5.0%)
 $28,600   U.S. Treasury Bond 5.25% due 11/15/28...  $   27,116,518
  21,760   U.S. Treasury Bond 6.125% due 11/15/27..      23,231,629
                                                     --------------
           Total U.S. Government Obligations
            (COST $49,600,486).....................      50,348,147
                                                     --------------
           Short-Term Investment (4.6%)
           Repurchase Agreement
  46,835   Joint repurchase agreement account
            3.887% due 08/01/01 (dated 07/31/01;
            proceeds $46,840,057) (a)
            (COST $46,835,000).....................      46,835,000
                                                     --------------

  Total Investments
   (COST $1,045,232,096) (b)..............   105.6%  1,065,931,121
  Liabilities in Excess of Other Assets...    (5.6)    (56,440,018)
                                            ------  --------------
  Net Assets..............................   100.0% $1,009,491,103
                                            ======  ==============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $55,477,357 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $34,778,332, RESULTING IN NET UNREALIZED APPRECIATION OF $20,699,025.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JULY 31, 2001

Assets:
Investments in securities, at value (cost
 $1,045,232,096)..................................  $1,065,931,121
Cash..............................................             785
Receivable for:
  Investments sold................................       7,454,668
  Interest........................................         605,805
  Shares of beneficial interest sold..............         249,151
  Dividends.......................................         166,728
  Foreign withholding taxes reclaimed.............          27,439
Prepaid expenses and other assets.................          58,094
                                                    --------------
    Total Assets..................................   1,074,493,791
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................      61,913,592
  Shares of beneficial interest repurchased.......       1,306,058
  Distribution fee................................         880,663
  Investment management fee.......................         684,004
Accrued expenses and other payables...............         218,371
                                                    --------------
    Total Liabilities.............................      65,002,688
                                                    --------------
    Net Assets....................................  $1,009,491,103
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................   1,307,108,368
Net unrealized appreciation.......................      20,698,196
Net realized loss.................................    (318,315,461)
                                                    --------------
    Net Assets....................................  $1,009,491,103
                                                    ==============
Class A Shares:
Net Assets........................................     $39,661,919
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................       4,124,245
    Net Asset Value per Share.....................           $9.62
                                                             -----
                                                             -----
    Maximum Offering Price per Share,
      (net asset value plus 5.54% of net asset
       value).....................................          $10.15
                                                            ------
                                                            ------
Class B Shares:
Net Assets........................................    $881,115,365
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      93,505,918
    Net Asset Value per Share.....................           $9.42
                                                             -----
                                                             -----
Class C Shares:
Net Assets........................................     $83,603,151
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................       8,872,179
    Net Asset Value per Share.....................           $9.42
                                                             -----
                                                             -----
Class D Shares:
Net Assets........................................      $5,110,668
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................         528,224
    Net Asset Value per Share.....................           $9.68
                                                             -----
                                                             -----

Statement of Operations
FOR THE YEAR ENDED JULY 31, 2001

Net Investment Loss
Income
Dividends (net of $28,445 foreign withholding
 tax).............................................  $   7,965,928
Interest..........................................      7,778,799
                                                    -------------
    Total Income..................................     15,744,727
                                                    -------------
Expenses
Distribution fee (Class A shares).................        125,561
Distribution fee (Class B shares).................     12,191,237
Distribution fee (Class C shares).................      1,138,041
Investment management fee.........................     10,469,388
Transfer agent fees and expenses..................      2,130,012
Shareholder reports and notices...................        186,725
Registration fees.................................        134,734
Custodian fees....................................        129,504
Professional fees.................................         58,192
Trustees' fees and expenses.......................         12,861
Other.............................................         16,467
                                                    -------------
    Total Expenses................................     26,592,722
                                                    -------------
    Net Investment Loss...........................    (10,847,995)
                                                    -------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................   (267,227,603)
  Futures contracts...............................      5,701,784
                                                    -------------
      Net Loss....................................   (261,525,819)
                                                    -------------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................   (187,363,379)
  Futures contracts...............................       (827,702)
                                                    -------------
    Net Depreciation..............................   (188,191,081)
                                                    -------------
    Net Loss......................................   (449,716,900)
                                                    -------------
Net Decrease......................................  $(460,564,895)
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JULY 31, 2001   JULY 31, 2000
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $  (10,847,995) $  (15,592,004)
Net realized gain (loss)................    (261,525,819)    161,778,107
Net change in unrealized appreciation...    (188,191,081)    143,091,603
                                          --------------  --------------

    Net Increase (Decrease).............    (460,564,895)    289,277,706
                                          --------------  --------------
Distributions to Shareholders from Net
 Realized Gain:
Class A shares..........................      (6,960,623)              -
Class B shares..........................    (161,687,670)              -
Class C shares..........................     (14,962,080)              -
Class D shares..........................        (889,697)              -
                                          --------------  --------------

    Total Distributions.................    (184,500,070)              -
                                          --------------  --------------

Net increase from transactions in shares
 of beneficial interest.................      91,044,886     511,851,992
                                          --------------  --------------

    Net Increase (Decrease).............    (554,020,079)    801,129,698
Net Assets:
Beginning of period.....................   1,563,511,182     762,381,484
                                          --------------  --------------
End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $0 AND
 $26,112, RESPECTIVELY).................  $1,009,491,103  $1,563,511,182
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001

1. Organization and Accounting Policies
Morgan Stanley Aggressive Equity Fund (the "Fund"), formerly Morgan Stanley Dean Witter Aggressive Equity Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by primarily investing in equity securities of U.S. or foreign companies that offer the potential for superior earnings growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or Federal Agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gains/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding
$2 billion; and 0.725% to the portion of daily net assets in excess of $2 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $36,251,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,000, $3,052,000 and $38,000, respectively and received $240,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2001 aggregated $5,192,871,205 and $5,175,182,459, respectively. Included in the aforementioned are purchases and sales of U.S. Government Securities of $201,447,170 and $147,505,707, respectively.

For the year ended July 31, 2001, the Fund incurred $135,667 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $653,175 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2001, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $4,046,602.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

At July 31, 2001, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley Information Fund and Morgan Stanley Variable Investment Series Information Portfolio, an affiliate of the Fund of $548,760 and $2,685, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $11,100.

5. Federal Income Tax Status
Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $304,312,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $10,822,640, net realized loss was credited $757 and net investment loss was credited $10,821,883.

Morgan Stanley Aggressive Equity Fund
NOTES TO FINANCIAL STATEMENTS / / JULY 31, 2001 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                      JULY 31, 2001               JULY 31, 2000
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    1,532,549  $  21,597,722    2,839,108  $  42,020,846
Reinvestment of
 distributions................      526,639      6,672,522            -              -
Redeemed......................   (2,348,547)   (30,848,133)  (1,383,616)   (19,720,690)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................     (289,359)    (2,577,889)   1,455,492     22,300,156
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   17,579,918    240,482,344   45,648,795    687,154,089
Reinvestment of
 distributions................   12,061,737    150,530,504            -              -
Redeemed......................  (26,626,946)  (309,912,815) (16,589,854)  (240,493,299)
                                -----------  -------------  -----------  -------------
Net increase -- Class B.......    3,014,709     81,100,033   29,058,941    446,660,790
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    1,712,108     22,792,305    4,021,215     60,827,184
Reinvestment of
 distributions................    1,143,680     14,273,133            -              -
Redeemed......................   (2,418,099)   (28,072,763)  (1,496,390)   (21,639,846)
                                -----------  -------------  -----------  -------------
Net increase -- Class C.......      437,689      8,992,675    2,524,825     39,187,338
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      889,530     13,236,069    1,904,947     28,237,332
Reinvestment of
 distributions................       66,738        849,577            -              -
Redeemed......................     (727,537)   (10,555,579)  (1,634,452)   (24,533,624)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......      228,731      3,530,067      270,495      3,703,708
                                -----------  -------------  -----------  -------------
Net increase in Fund..........    3,391,770  $  91,044,886   33,309,753  $ 511,851,992
                                ===========  =============  ===========  =============

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2001, the Fund had no outstanding forward or futures contracts.

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                         FOR THE PERIOD
                                          FOR THE YEAR            FOR THE YEAR         FEBRUARY 24, 1999*
                                             ENDED                   ENDED                  THROUGH
                                         JULY 31, 2001           JULY 31, 2000           JULY 31, 1999
                                     ----------------------  ----------------------  ----------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................         $  15.24               $    10.87               $  10.00
                                            --------               ----------               --------
Income (loss) from investment
 operations:
  Net investment loss..............                -                    (0.08)                 (0.01)
  Net realized and unrealized gain
   (loss)..........................            (3.90)                    4.45                   0.88
                                            --------               ----------               --------
Total income (loss) from investment
 operations........................            (3.90)                    4.37                   0.87
                                            --------               ----------               --------
Less distributions from net
 realized gains....................            (1.72)                       -                      -
                                            --------               ----------               --------
Net asset value, end of period.....         $   9.62               $    15.24               $  10.87
                                            ========               ==========               ========
Total Return+......................           (28.31)%                  40.20%                  8.70%(1)
Ratios to Average Net Assets(3):
Expenses...........................             1.16%                    1.18%                  1.31%(2)
Net investment loss................            (0.03)%                  (0.55)%                (0.16)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................          $39,662                  $67,267                $32,165
Portfolio turnover rate............              399%                     432%                   177%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                         FOR THE PERIOD
                                          FOR THE YEAR            FOR THE YEAR         FEBRUARY 24, 1999*
                                             ENDED                   ENDED                  THROUGH
                                         JULY 31, 2001           JULY 31, 2000           JULY 31, 1999
                                     ----------------------  ----------------------  ----------------------
CLASS B SHARES++
Selected Per Share Data:
Net asset value, beginning of
 period............................         $  15.08               $    10.84               $  10.00
                                            --------               ----------               --------
Income (loss) from investment
 operations:
  Net investment loss..............            (0.10)                   (0.19)                 (0.04)
  Net realized and unrealized gain
   (loss)..........................            (3.84)                    4.43                   0.88
                                            --------               ----------               --------
Total income (loss) from investment
 operations........................            (3.94)                    4.24                   0.84
                                            --------               ----------               --------
Less distributions from net
 realized gains....................            (1.72)                       -                      -
                                            --------               ----------               --------
Net asset value, end of period.....         $   9.42               $    15.08               $  10.84
                                            ========               ==========               ========
Total Return+......................           (28.93)%                  39.11%                  8.40%(1)
Ratios to Average Net Assets(3):
Expenses...........................             1.94%                    1.93%                  2.06%(2)
Net investment loss................            (0.81)%                  (1.30)%                (0.91)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................         $881,115               $1,364,482               $665,848
Portfolio turnover rate............              399%                     432%                   177%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                         FOR THE PERIOD
                                          FOR THE YEAR            FOR THE YEAR         FEBRUARY 24, 1999*
                                             ENDED                   ENDED                  THROUGH
                                         JULY 31, 2001           JULY 31, 2000           JULY 31, 1999
                                     ----------------------  ----------------------  ----------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................         $  15.08               $    10.84               $  10.00
                                            --------               ----------               --------
Income (loss) from investment
 operations:
  Net investment loss..............            (0.10)                   (0.19)                 (0.04)
  Net realized and unrealized gain
   (loss)..........................            (3.84)                    4.43                   0.88
                                            --------               ----------               --------
Total income (loss) from investment
 operations........................            (3.94)                    4.24                   0.84
                                            --------               ----------               --------
Less distributions from net
 realized gains....................            (1.72)                       -                      -
                                            --------               ----------               --------
Net asset value, end of period.....         $   9.42               $    15.08               $  10.84
                                            ========               ==========               ========
Total Return+......................           (28.93)%                  39.11%                  8.40%(1)
Ratios to Average Net Assets(3):
Expenses...........................             1.94%                    1.93%                  2.06%(2)
Net investment loss................            (0.81)%                  (1.30)%                (0.91)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................          $83,603                 $127,180                $64,053
Portfolio turnover rate............              399%                     432%                   177%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                         FOR THE PERIOD
                                          FOR THE YEAR            FOR THE YEAR         FEBRUARY 24, 1999*
                                             ENDED                   ENDED                  THROUGH
                                         JULY 31, 2001           JULY 31, 2000           JULY 31, 1999
                                     ----------------------  ----------------------  ----------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................         $  15.30               $    10.89               $  10.00
                                            --------               ----------               --------
Income (loss) from investment
 operations:
  Net investment income (loss).....             0.02                    (0.06)                     -
  Net realized and unrealized gain
   (loss)..........................            (3.92)                    4.47                   0.89
                                            --------               ----------               --------
Total income (loss) from investment
 operations........................            (3.90)                    4.41                   0.89
                                            --------               ----------               --------
Less distributions from net
 realized gains....................            (1.72)                       -                      -
                                            --------               ----------               --------
Net asset value, end of period.....         $   9.68               $    15.30               $  10.89
                                            ========               ==========               ========
Total Return+......................           (28.26)%                  40.50%                  8.90%(1)
Ratios to Average Net Assets(3):
Expenses...........................             0.94%                    0.93%                  1.06%(2)
Net investment income (loss).......             0.19%                   (0.30)%                 0.09%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................           $5,111                   $4,581                   $316
Portfolio turnover rate............              399%                     432%                   177%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Aggressive Equity Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Aggressive Equity Fund (the "Fund"), formerly Morgan Stanley Dean Witter Aggressive Equity Fund, including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Aggressive Equity Fund as of July 31, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 10, 2001

                      2001 Federal Tax Notice (unaudited)

       During the fiscal year ended July 31, 2001, the Fund paid to its shareholders $0.27 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[PHOTO OF BICYCLIST]

MORGAN STANLEY
AGGRESSIVE EQUITY FUND

ANNUAL REPORT
JULY 31, 2001